Goodwill and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	$ 35,511	$ 9,650
Accumulated amortization	(9,007)	(3,566)
Net Book Value	26,504	6,084
Real estate finders’ fees [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	1,457	1,157
Accumulated amortization	(590)	(479)
Net Book Value	867	678
Non-compete agreements [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	4,504	3,722
Accumulated amortization	(3,290)	(2,459)
Net Book Value	1,214	1,263
Favorable lease [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	1,159	755
Accumulated amortization	(436)	(322)
Net Book Value	723	433
Franchise rights [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	1,625	1,547
Accumulated amortization	(102)	(32)
Net Book Value	1,523	1,515
Deferred financing costs [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	10,584	2,411
Accumulated amortization	(3,459)	(262)
Net Book Value	7,125	2,149
Contractual relationship [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	14,517	0
Accumulated amortization	(1,075)	0
Net Book Value	13,442	0
Internally developed software [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	1,344	0
Accumulated amortization	(19)	0
Net Book Value	1,325	0
Other [Member]
Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset
Carrying amount	321	58
Accumulated amortization	(36)	(12)
Net Book Value	$ 285	$ 46